1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

April 30, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund, Inc. (the “Fund”)

File Nos. 33-23166; 811-05624

Post-Effective Amendment No. 261

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(a) thereunder a copy of Post-Effective Amendment No. 261 to the Registration Statement of this Fund on Form N-1A.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai